Other Financial Liabilities and Other Liabilities - Schedule of Miscellaneous Other Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (21,247)	₩ (20,451)
Total of other financial liabilities	26,115,005	22,811,868	$ 20,228,509
Other liabilities	803,897	690,157	$ 622,694
Total of other financial liabilities and other liabilities	26,918,902	23,502,025
Accounts payable | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	10,188,192	6,001,858
Accrued expenses | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,339,314	3,219,349
Borrowings from trust accounts | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	5,207,791	3,475,118
Agency business revenue | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	271,946	213,845
Foreign exchange payables | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	887,817	822,446
Domestic exchange settlement credits | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	1,386,697	4,631,921
Lease liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	334,456	319,161
Other miscellaneous financial liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,520,039	4,148,621
Unearned Income | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	390,455	351,633
Other miscellaneous liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 413,442	₩ 338,524